COVID-19	6 Months Ended
Jun. 30, 2020
Unusual or Infrequent Items, or Both [Abstract]
COVID-19

Note 16	COVID-19

Although our telecommunications, media and broadcasting operations have been recognized by Canadian governments as essential services, our business has nonetheless, in the second quarter of 2020, been negatively impacted by the emergency measures adopted to combat the spread of COVID-19 and the resulting adverse economic conditions. All of our segments have been adversely affected, but we have seen a more pronounced impact on media advertising revenues, wireless product sales and outbound roaming revenues. Given that emergency measures taken to address the COVID-19 pandemic remained in place for most or all, as the case may be, of the second quarter and that certain of these measures gradually started being eased only in the latter part of the second quarter, such measures had a more significant impact on our second quarter financial results than on our first quarter financial results. Depending on the severity and duration of COVID-19 disruptions, including possible resurgences in the number of COVID-19 cases, our operations and financial results could continue to be significantly and negatively impacted in future periods. It is not possible at this time to estimate the magnitude of such future impacts.